Cost of Sale - Summary of Cost of Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries and wages	$ (397.8)	$ (352.5)	$ (334.8)
Consumable stores	(319.6)	(267.4)	(270.4)
Utilities	(134.1)	(121.3)	(131.5)
Mine contractors	(628.2)	(575.3)	(511.0)
Other	(304.8)	(238.1)	(218.8)
Cost of sales before gold inventory change and amortisation and depreciation	(1,784.5)	(1,554.6)	(1,466.5)
Gold inventory change	122.8	65.5	43.0
Cost of sales before amortisation and depreciation	(1,661.7)	(1,489.1)	(1,423.5)
Amortisation and depreciation	(713.2)	(661.3)	(610.0)
Total cost of sales	$ (2,374.9)	$ (2,150.4)	$ (2,033.5)